Fixed Assets	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Fixed Assets

Note 4 Fixed Assets

The components of fixed assets are summarized as follows:

	December 31, 2025	December 31, 2024
Office equipment	$47,172	$28,019
Medical equipment	133,869	123,094
Furniture	5,046	5,046
Leased equipment	736,624	736,624
Leasehold improvements	6,604	6,604
	929,315	899,387
Less: Accumulated depreciation	(596,701)	(219,145)
Fixed assets, net	$332,614	$680,242

The Company recorded $33,614 and $17,834 in depreciation expense during the years ended December 31, 2025, and 2024, respectively. Depreciation on leased equipment is included in accumulated depreciation. During the years ended December 31, 2025, and 2024 the Company recorded $343,942 and $200,633, respectively in depreciation expenses related to the leased equipment.

As a result of the acquisition of iDoc due to closing of the Business Combination on June 24, 2024 (see Note 3 Business Combination), the Company acquired, at fair value, $736,624, $79,801, $11,710, $6,605 and $5,045 of leased equipment, medical equipment, office equipment, leasehold improvements and furniture, respectively.